PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 29,790	$ 2,182	$ 550	$ 1,367